Non-Operating Revenue - Schedule of Future Minimum Rentals on Non-cancelable Operating Leases (Details)	Dec. 31, 2017 USD ($)
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
2018	$ 24,486
2019	9,561
2020	6,444
Total minimum future rentals receivable	40,491
Tang Dynasty Investment Group Limited [Member]
2018	24,486
2019	9,561
2020	6,444
Total minimum future rentals receivable	$ 40,491